Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of Plan	Description of Plan
The following brief description of the Wyndham Hotel Group Employee Savings Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General
The Plan is a defined contribution plan subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). The Plan was formed on June 1, 2018 in connection with Wyndham Hotels & Resorts, Inc.’s (the “Company”) separation from Wyndham Worldwide Corporation, now known as Travel + Leisure Co.
Bank of America, N.A. (the “Trustee”) is the Plan’s trustee and Merrill Lynch, Pierce, Fenner and Smith, Inc. (the “Recordkeeper”) is the Plan’s recordkeeper. The Employee Benefits Committee of the Company (the “Plan Administrator”) controls and manages the operation and administration of the Plan. Under the terms of a trust agreement between the Trustee and the Company, contributions to the Plan are deposited with the Trustee and maintained in a trust on behalf of the Plan. The Plan Administrator has granted discretionary authority to one or more investment advisors appointed by the Plan Administrator.
The following is a summary of certain Plan provisions:
Eligibility
Each regular and part-time U.S. employee of the Company is eligible to participate in the Plan and receive employer matching contributions as soon as administratively feasible on the first day of the month following such employee’s date of employment and the attainment of age eighteen. Each long-term part-time U.S. employee (as defined in the Plan document) of the Company is eligible to participate in the Plan as soon as administratively feasible on the first day of the month following the date such employee attains age 18 and completes i) a computation period during which he or she was credited with at least 1,000 hours of service or, if earlier, ii) three consecutive computation periods during which he or she was credited with at least 500 hours of service, or iii) on or after January 1, 2025, two consecutive computation periods during which he or she was credited with at least 500 hours of service.

Contributions
Participants may contribute up to 50% of their annual compensation as either a pre-tax or Roth contribution, as defined in the Plan, subject to certain Internal Revenue Code (“IRC”) limitations. The Company makes a matching contribution on a safe harbor basis in the amount of 100% up to the first 4% of eligible compensation and then 50% of a participant’s contribution up to the next 2% of eligible compensation (as defined in the Plan document) that a participant contributes to the Plan on a payroll period basis. Participants who have attained age 50 before the end of the taxable year are eligible to make catch-up contributions. Effective January 1, 2025, participants who are age 60-63 generally have the option to make additional catch-up contributions. Participants may also contribute amounts representing distributions from other qualified defined contribution plans.

Participant Accounts
Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contribution, the Company’s matching contribution, and Plan earnings, and charged with withdrawals and an allocation of Plan losses. Allocations are based on participant earnings or account balances (as defined in the Plan document). The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Investments
Participants direct the investment of their contributions into various investment options offered by the Plan. The Plan currently offers mutual funds, common collective trusts, money market funds and the Company’s common stock as investment options for participants. Contributions and participant account balances are limited to a maximum of 25% into the Company’s common stock.
Vesting
Participants are immediately 100% vested in their contributions and employer contributions plus actual earnings thereon.
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued interest. Participants may borrow from their fund accounts up to a maximum of $50,000 or 50% of their account balance, whichever is less (provided the vested balance is at least $2,000). The initial principal amount of the loan may not be less than $1,000. The loans are secured by the balance in the participant’s account and bear interest at rates commensurate with local prevailing rates at the time funds are borrowed as determined quarterly by the Plan administrator. Principal and interest is paid ratably through payroll deductions. Delinquent participant loans are recorded as distributions based on the terms of the Plan document.
Payment of Benefits
On termination of service, death or disability, a participant may receive a lump-sum amount equal to the value of the participant’s vested interest in their account. In-service distributions for hardship and upon reaching age 59.5 are available if certain criteria are met.